Consolidated VIEs and Noncontrolling Interests - Creator Fund (Details) - USD ($) $ in Millions	12 Months Ended		33 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 17, 2020
Variable Interest Entity [Line Items]
Forgiveness of reimbursement costs	$ 21.6
SoftBank Group Capital Limited | Creator Fund
Variable Interest Entity [Line Items]
Payment to subsidiary	$ 0.2	$ 27.4	$ 72.4
Creator Fund | SoftBank Group Capital Limited
Variable Interest Entity [Line Items]
Controlling interest ownership			99.99%